Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Shareholders' Equity
Shareholders' Equity

Note 7—Shareholders’ Equity

Preferred Shares

The Company is authorized to issue 1,000,000 preferred shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the Ordinary Shares and could have anti‑takeover effects.  At September 30, 2018 and December 31, 2017 there were no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 200,000,000 Class A Shares, with a par value of $0.0001 each, and 20,000,000 Class B Shares, with a par value of $0.0001 each (the “Class B Shares” and, together with the Class A Shares, the “Ordinary Shares”). Holders of the Ordinary Shares are entitled to one vote for each Ordinary Share; provided, that only holders of the Class B Shares have the right to vote on the election of directors prior to the business combination. The Class B Shares will automatically convert into Class A Shares at the time of the business combination, on a one‑for‑one basis, subject to adjustment for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A Shares, or equity‑linked securities, are issued or deemed issued in excess of the amounts sold in the Public Offering and related to the closing of the business combination, the ratio at which the Class B Shares shall convert into Class A Shares will be adjusted (unless the holders of a majority of the outstanding Class B Shares agree to waive such anti‑dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A Shares issuable upon conversion of all Class B Shares will equal, in the aggregate, 20% of the sum of all Ordinary Shares outstanding upon completion of the Public Offering plus all Class A Shares and equity‑linked securities issued or deemed issued in connection with the business combination, excluding any Ordinary Shares or equity‑linked securities issued, or to be issued, to any seller in the business combination. Holders of Founder Shares may also elect to convert their Class B Shares into an equal number of Class A Shares, subject to adjustment as provided above, at any time.  At September 30, 2018 and December 31, 2017 there were 31,000,000 Class A Shares issued and outstanding, of which 29,224,706  and 29,067,145 shares, respectively, were subject to possible redemption and are classified outside of shareholders’ equity at the balance sheet date. At September 30, 2018 and December 31, 2017 there were respectively 5,812,500 and 7,750,000 Class B Shares issued and outstanding.

Redeemable Ordinary Shares

The Class A Shares subject to possible redemption will be recorded at redemption value and classified as temporary equity in accordance with FASB Accounting Standards Update (“ASU”) 480, Distinguishing Liabilities from Equity. The Company will proceed with a business combination only if it has net tangible assets of at least $5,000,001 upon consummation of the business combination and, in the case of a shareholder vote, a majority of the outstanding Ordinary Shares voted are voted in favor of the business combination. Accordingly, at September 30, 2018 and December 31, 2017, 29,224,706 and  29,067,145, respectively, of the Company’s 31,000,000 Class A Shares were classified outside of permanent equity at their redemption value.

Note 7—Shareholders’ Equity

Preferred Shares

The Company is authorized to issue 1,000,000 preferred shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the Ordinary Shares and could have anti‑takeover effects.  At December 31, 2017 there were no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 200,000,000 Class A Shares, with a par value of $0.0001 each, and 20,000,000 Class B ordinary shares, with a par value of $0.0001 each (the “Class B Shares” and, together with the Class A Shares, the “Ordinary Shares”). Holders of the Ordinary Shares are entitled to one vote for each Ordinary Share; provided, that only holders of the Class B Shares have the right to vote on the election of directors prior to the business combination. The Class B Shares will automatically convert into Class A Shares at the time of the business combination, on a one‑for‑one basis, subject to adjustment for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A Shares, or equity‑linked securities, are issued or deemed issued in excess of the amounts sold in the Public Offering and related to the closing of the business combination, the ratio at which the Class B Shares shall convert into Class A Shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such anti‑dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A Shares issuable upon conversion of all Class B Shares will equal, in the aggregate, 20% of the sum of all Ordinary Shares outstanding upon completion of the Public Offering plus all Class A Shares and equity‑linked securities issued or deemed issued in connection with the business combination, excluding any Ordinary Shares or equity‑linked securities issued, or to be issued, to any seller in the business combination. Holders of Founder Shares may also elect to convert their Class B Shares into an equal number of Class A Shares, subject to adjustment as provided above, at any time.  At December 31, 2017 there were 31,000,000 Class A Shares issued and outstanding, of which 29,067,145 shares were subject to possible redemption and are classified outside of shareholders’ equity at the balance sheet date and 7,750,000 Class B Shares issued and outstanding.

Redeemable Ordinary Shares

The Class A Shares subject to possible redemption will be recorded at redemption value and classified as temporary equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 480, Distinguishing Liabilities from Equity. The Company will proceed with a business combination only if it has net tangible assets of at least $5,000,001 upon consummation of the business combination and, in the case of a shareholder vote, a majority of the outstanding Ordinary Shares voted are voted in favor of the business combination. Accordingly, at December 31, 2017, 29,067,145 of the Company’s 31,000,000 Class A Shares were classified outside of permanent equity at their redemption value.